Stock Warrants Liability (Tables)	12 Months Ended
Dec. 31, 2014
Stock Warrants Liability [Abstract]
Summary of Stock Warrants Liability Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Weighted Average Fair Value

Outstanding at December 31, 2012	20,549	$4.83	8.9	$1.64
Granted	—	—	—	—
Exercised	—	—	—	—
Expired/cancelled	—	—	—	—
Outstanding at December 31, 2013	20,549	$4.83	8.2	$5.95
Granted	52,695	$4.27	10.0	$6.13
Exercised	(73,244)	$4.43	9.5	$6.08
Expired/cancelled	—	—	—	—
Outstanding at December 31, 2014	—	$—	—	$—